Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated Other Comprehensive Income/(Loss)
Accumulated other comprehensive income/(loss), net of tax, included in the Consolidated Statements of Changes in Stockholder's Equity, consisted of the following as of:

(Millions of dollars)
	December 31,
	2012	2011	2010
Foreign currency translation	$184	$122	$231
Derivative financial instruments	(8)	(6)	(14)
Total Accumulated other comprehensive income/(loss)	$176	$116	$217